Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,771	$ 1,674	$ 5,312	$ 5,021	$ 6,694	$ 6,107	$ 6,328
Interest cost	719	631	2,157	1,892	2,521	2,088	1,537
Expected return on plan assets	(697)	(645)	(2,093)	(1,934)	(2,234)	(1,849)	(1,234)
Curtailment	572		572		1,921
Amortization of prior service cost	196	293	588	881	1,176	1,784	1,023
Amortization of actuarial loss	368	99	1,106	296	393	90	319
Net periodic benefit cost	$ 2,929	$ 2,052	$ 7,642	$ 6,156	$ 10,471	$ 8,220	$ 7,973